Warranty liability	12 Months Ended
Dec. 31, 2024
Product Warranties Disclosures [Abstract]
Warranty liability
17. Warranty liability:

A continuity of the warranty liability is as follows:

	Years ended December 31,
	2024	2023
Balance, beginning of year	$8,506	$14,299
Warranty claims	(3,778)	(6,826)
Warranty accruals	2,127	5,152
Change in estimate	883	(2,204)
Impact of foreign exchange changes	(583)	(1,915)
Transfer to Cespira	(1,838)	—
Balance, end of year	5,317	8,506
Less: current portion	3,861	6,892
Long-term portion	$1,456	$1,614

For the year ended December 31, 2024, the Company recorded a reduction in warranty expense related to insurance recoveries and credit notes received from suppliers of $1,457 included in Change in estimate.

As at December 31, 2024, the Company had a remaining balance of $994 in other long-term assets (note 12) related to insurance recoveries.